SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
NOTE 16 - SUBSEQUENT EVENTS

In October 2018, the company issued a $53,000 convertible promissory note bearing an interest rate of 12% per annum to an accredited investor, payable on January 10, 2020 plus accrued interest. The noteholder has the right to convert the note into common stock of the Company at a conversion price equal to 58% of the average of the lowest trading price during the 10-day period ending on the latest complete trading day prior to the conversion date.

In October 2018, the company issued a $108,000 convertible promissory note bearing an interest rate of 8% per annum to two accredited investors, payable on July 5, 2019 plus accrued interest. The noteholders have the right to convert the note into common stock of the Company at a conversion price equal to 50% of the lowest trading price during the 10-day period ending on the latest complete trading day prior to the conversion date.

In October 2018, the company issued an $82,500 promissory note bearing an interest rate of 8% per year to an accredited investor, payable on November 26, 2018 with no conversion rights.

In October 2018 we issued a total of $50,000 Convertible Note to an accredited investor, bearing interest at 6% per annum, maturing on September 20, 2020, and convertible into our common stock at a conversion price equal to $0.20 per share. We paid no legal fee for these notes. We also issued warrants for 50,000 shares granted to this Noteholder incident to their purchase of $50,000 Convertible Note, fully vested, and exercisable at $.01 per share anytime during a two-year term.

In October 2018 we issued a total of $50,000 Convertible Note to an accredited investor, bearing interest at 6% per annum, maturing on September 20, 2020, and convertible into our common stock at a conversion price equal to $0.15 per share. We paid no legal fee for these notes.

In October 2018, we issued a total of 400,000 unregistered shares of our common stock valued at $62,000 to two consultants and a noteholder for investor relations and shareholder communications services.

In November 2018, we issued 2,250,000 unregistered shares in a private placement with five accredited investors for proceeds of $450,000 ($.20 per share), which proceeds were used for working capital purposes and certain debt retirement, along with 225,000 unregistered advisory shares. The Company also granted these five accredited investors a vested three-year warrant to purchase 4,500,000 common shares at $.20 per share along with the rights to purchase an additional 2,250,000 shares for an additional $450,000 ($.20 per share), which proceeds will be used for working capital purposes and certain debt retirement.

On January 5, 2018, we issued a $50,000 Convertible Note to an individual accredited investor incident to our 2017 private placement of $50,000 Notes. Incident thereto, we also issued 50,000 shares of our common stock to the purchaser of this Note and 50,000 common shares to the broker-dealer placement agent of this Note.

In January 2018, we also issued $213,000 of convertible debt notes for working capital in three separate transactions, including (i) $100,000 convertible note to a lending fund with a maturity of nine months, interest rate of 12% per annum, and the noteholder having the right after 180 days to convert the note into common shares at a 45% discount to the lowest trading price of the shares during the 10-day period prior to conversion, (ii) $63,000 convertible note to another lending fund with a maturity of April 29, 2019, 12% interest rate, and having the right after 180 days to convert the note into common shares at a 42% discount to the lowest trading price of the shares during the 10-day period prior to conversion, and (iii) $50,000 convertible note to an individual accredited investor with a maturity in December 2018, 12% interest rate, and the noteholder having the right to convert the note any time into our common stock at the lower of $.15 per share or the offering price of a future registered public offering of our common stock.

In February 2018 we issued 200,000 unregistered shares of our common stock valued at $32,000 to a consultant for investor relations and shareholder communications services.

In March 2018, we issued at total of $138,000 of our $10,000 Convertible Notes from our 2018 private placement of convertible debt and accompanying each $10,000 Note we also issued the Noteholder a Warrant to purchase 10,000 unregistered common shares exercisable at $.01 per share over a four-year term. We also issued the broker-dealer who placed these notes an identical Warrant for each $10,000 Note as issued to the Noteholder.

During January-March 2018, two Noteholders of convertible debt who are accredited investors converted $100,750 of their notes into a total of 1,503,246 shares of our unregistered common stock, which conversion prices were based on specific provisions contained in these convertible notes.